REVENUE RECOGNITION	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION

NOTE 8 - REVENUE RECOGNITION

A.	Nature of Goods and Services

The Company derive its revenue from two categories: (a) sales of products and (b) services.

B.	Disaggregation of Revenue

The following table provides information about disaggregated revenue by the nature of goods and services.

	Year Ended December 31,
	2025	2024	2023
Sales of products	$1,379	$1,034	$142
Services	108	266	—
Total	$1,487	$1,300	$142

C.	Contract Balances

The following table provides information about accounts receivable and deferred revenues from contracts with customers:

	December 31,
	2025	2024
Accounts receivable	$215	$495

Deferred revenue	$538	$996

The Company receives payments from customers based upon contractual billing schedules, and accounts receivable are recorded when the right to consideration becomes unconditional.

There are two customers that accounted for 84%, and 72%, of the Company’s accounts receivable on December 31, 2025 and 2024, relatively, which we believe present insignificant credit risk.

Deferred revenue represents amounts received by the Company for which the related revenues have not been recognized because one or more of the revenue recognition criteria have not been met. Revenue recognized during the years ended December 31, 2025 and 2024 from amounts included in deferred revenue at the beginning of the period was $468 and $642, relatively.

Rail Vision Ltd.

Notes to Financial Statements
(U.S. dollars in thousands, except share and per share data)

NOTE 8 - REVENUE RECOGNITION (Cont.)

D.	Remaining Performance Obligations

Transaction price allocated to remaining performance obligations (“RPO”) represents contracted revenue that has not yet been recognized, which includes deferred revenue and non-cancelable amounts that will be invoiced and recognized as revenue in future periods.

The following table provides information about our RPO:

	December 31,
	2025	2024
RPO:
Expected to be recognized within 1 year	$1,316	$1,989
Expected to be recognized in more than 1 year	—	54
Total RPO	$1,316	$2,043